Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31 is as follows:

(Dollars in thousands)	2014	2013
Land	$1,978	1,978
Office buildings and improvements	8,526	8,490
Furniture and equipment	12,049	11,350
	22,553	21,818
Accumulated depreciation	(15,571)	(15,107)
	$6,982	6,711